UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2012

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Holdings, L.P.
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           435 Pacific Avenue, Fourth Floor
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           San Francisco, CA  94133
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Form 13F File Number: 28-13172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Chief Operating Officer
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     August 14, 2012
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]


Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                             ---------------
Form 13F Information Table Entry Total:       16
                                             ---------------
Form 13F Information Table Value Total:       $6,796,404
                                              --------------
                                              (thousands)

List of Other Included Managers:

Form 13F File Number    Name

28-12033                ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
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ADOBE SYSTEMS INC               COM       00724F101  1,013,290   31,303,362    SH           Sole        1     31,303,362
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AUTODESK INC                    COM       052769106     84,055    2,402,244    SH           Sole        1      2,402,244
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BARD C R INC                    COM       067383109    630,989    5,872,939    SH           Sole        1      5,872,939
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CBRE GROUP INC                  COM       12504L109    500,291   30,580,107    SH           Sole        1     30,580,107
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COMPUWARE CORP                  COM       205638109      1,433      154,126    SH           Sole        1        154,126
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ENERGY SOLUTIONS INC            COM       292756202      4,217    2,495,218    SH           Sole        1      2,495,218
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FIDELITY NATIONAL FINANCIAL     CL A      31620R105    300,119   15,582,515    SH           Sole        1     15,582,515
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GARDNER DENVER INC              COM       365558105    131,674    2,488,650    SH           Sole        1      2,488,650
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HALLIBURTON CO                  COM       406216101    397,628   14,005,900    SH           Sole        1     14,005,900
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KAR AUCTION SVCS INC            COM       48238T109     13,814      803,628    SH           Sole        1        803,628
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MOODYS CORP                     COM       615369105    621,571   17,006,059    SH           Sole        1     17,006,059
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MOTOROLA SOLUTIONS INC          COM NEW   620076307  1,393,819   28,971,500    SH           Sole        1     28,971,500
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ROCKWELL COLLINS INC            COM       774341101    506,464   10,262,700    SH           Sole        1     10,262,700
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VALEANT PHARMACEUTICALS INTL    COM       91911K102    786,481   17,559,302    SH           Sole        1     17,559,302
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WILLIS GROUP HOLDINGS PUBLIC    SHS       G96666105    404,517   11,085,690    SH           Sole        1     11,085,690
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WORLD FUEL SVCS CORP            COM       981475106      6,043      158,901    SH           Sole        1        158,901
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